LIABILITIES PRESENTED AT FAIR VALUE, Warrants to Purchase Preferred E-2 and F-2 Shares (FY) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 09, 2017 USD ($) shares	Dec. 31, 2018 shares ₪ / shares	Dec. 31, 2018 shares ₪ / shares	Mar. 31, 2019 ₪ / shares	Dec. 31, 2018 $ / shares	Mar. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares	Jul. 09, 2017 ₪ / shares	Jul. 09, 2017 $ / shares
Ordinary Shares [Member]
Warrants to purchase shares [Abstract]
Par value (in sheqel per share) | ₪ / shares		₪ 0.01	₪ 0.01	₪ 0.01		₪ 0.01	₪ 0.01
Share price (in dollars per share) | $ / shares					$ 6.72
Increase (decrease) through exercise of warrants (in shares) | shares		293,489	4,323,978
Preferred E-2 Shares [Member]
Warrants to purchase shares [Abstract]
Par value (in sheqel per share) | ₪ / shares		₪ 0.01	₪ 0.01				0.01
Preferred F1 Shares [Member]
Warrants to purchase shares [Abstract]
Issuance of series F-1 preferred shares, net of issuance costs (in shares) | shares	4,274,363
Par value (in sheqel per share) | ₪ / shares		0.01	0.01				0.01	₪ 0.01
Share price (in dollars per share) | $ / shares									$ 9.44
Preferred F-2 Shares [Member]
Warrants to purchase shares [Abstract]
Par value (in sheqel per share) | ₪ / shares		₪ 0.01	₪ 0.01				₪ 0.01
Proceeds from issuance of shares | $	$ 40,350
Issuance costs related to equity | $	585
Issuance costs related to warrants | $	$ 216
Warrants [Member]
Warrants to purchase shares [Abstract]
Number of warrants exercised (in shares) | shares		(607,044)
Warrants [Member] | Preferred F-2 Shares [Member]
Warrants to purchase shares [Abstract]
Par value (in sheqel per share) | ₪ / shares								₪ 0.01
Number of warrants granted (in shares) | shares	2,564,619
Exercise price of warrants (in dollars per share) | $ / shares									$ 11.33
Number of warrants exercised (in shares) | shares			(2,564,619)